Summary of Adopting New Standard on the Consolidated Statement of Cash flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Decrease in net income	$ 2,332	$ 2,244
Profit loss after adjustment of non cash items	(3,871)	(3,559)
Decrease in changes in operating assets and liabilities	153	213
Increase in cash provided from operating activities	3,718	3,346
INVESTING ACTIVITIES
Increase in fixed asset additions	(1,650)	(1,875)
Increase in cash used for investing activities	(2,276)	(2,145)
Cash, cash equivalents and restricted cash equivalents beginning of period	839	1,168
Cash, cash equivalents and restricted cash equivalents, end of period	802	839
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
OPERATING ACTIVITIES
Decrease in net income		(11)
Increase in items not involving current cash flows		9
Profit loss after adjustment of non cash items		(2)
Decrease in changes in operating assets and liabilities		19
Increase in cash provided from operating activities		17
INVESTING ACTIVITIES
Increase in fixed asset additions		(17)
Increase in cash used for investing activities		(17)
Cash, cash equivalents and restricted cash equivalents beginning of period	$ 839	1,168
Cash, cash equivalents and restricted cash equivalents, end of period		$ 839